INVESTMENTS IN REAL ESTATE SECURITIES (Details Narrative) (USD $) In Thousands, unless otherwise specified	3 Months Ended			6 Months Ended				6 Months Ended	8 Months Ended	12 Months Ended	0 Months Ended		1 Months Ended	6 Months Ended
	Jun. 30, 2013		Jun. 30, 2012	Jun. 30, 2013		Jun. 30, 2012	Dec. 31, 2012	Jun. 30, 2013 Non-Agency RMBS	Aug. 31, 2013 Non-Agency RMBS	Dec. 31, 2012 Non-Agency RMBS	Jun. 27, 2013 Agency RMBS	Apr. 02, 2013 Agency RMBS	Aug. 07, 2013 Agency RMBS	Jun. 30, 2013 Agency RMBS		Jun. 30, 2013 Fixed Rate Securities	Dec. 31, 2012 Fixed Rate Securities	Jun. 30, 2013 Floating Rate Securities	Dec. 31, 2012 Floating Rate Securities
Face amount of securities purchased								$ 547,500	$ 391,700	$ 193,800	$ 22,700		$ 8,000	$ 156,300
Purchase of real estate securities				(265,100)				362,400	242,800	121,300	1,200		8,300	165,200
Agency RMBS contributed from Newcastle, face amount				1,000,000								1,000,000
Non-Agency RMBS contributed from Newcastle, face amount										258,000
Non-Agency RMBS contributed from Newcastle, fair value										164,100
RMBS principal receivable	13,800			13,800
Outstanding face amount	1,987,853	[1]		1,987,853	[1]			927,903						1,059,950	[2],[3]	18,400	1,100	1,970,000	432,400
Other-than-temporary impairment ("OTTI") on securities	3,756			3,756
Real estate securities with credit quality deterioration, face amount at period end							342,000
Real estate securities with credit quality deterioration, carrying value at period end	495,872			495,872			212,129
Real estate securities acquired during the period with credit quality deterioration, face amount	472,700			472,700			351,800
Real estate securities acquired during the period with credit quality deterioration, fair value	298,900			298,900			205,300
Real estate securities acquired during the period with credit quality deterioration, expected cash flows	$ 375,200			$ 375,200			$ 285,900

[1]	(G) The total outstanding face amount was $ 18.4 million for fixed rate securities and $ 1.97 billion for floating rate securities.
[2]	(E) Includes securities issued or guaranteed by U.S. Government agencies such as the Federal National Mortgage Association ("Fannie Mae") or the Federal Home Loan Mortgage Corporation ("Freddie Mac").
[3]	(F) Amortized cost basis and carrying value include principal receivable of $13.8 million.